As filed with the Securities and Exchange Commission on November 29, 2004

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                         September 30, 2004 (unaudited)


 Shares                                                         Value

            COMMON STOCKS - 99.56%                       $ 24,160,640
            ---------------------------------------------------------
            (Cost $25,137,027)

            BROADCAST SERVICES & PROGRAMMING - 4.59%        1,113,618
            ---------------------------------------------------------
 35,900     XM Satellite Radio Holdings, Inc.*              1,113,618

            COMPUTER HARDWARE - 5.44%                       1,319,050
            ---------------------------------------------------------
 34,040     Apple Computer, Inc.*                           1,319,050

            FIBER OPTICS - 6.37%                            1,546,325
            ---------------------------------------------------------
458,850     JDS Uniphase Corp.*                             1,546,325

            INTERNET SOFTWARE & SERVICES - 42.35%          10,278,239
            ---------------------------------------------------------
 35,585     Akamai Technologies, Inc.*                        499,969
 11,530     Amazon.com, Inc.*                                 471,116
 34,440     Ask Jeeves, Inc.*                               1,126,532
 20,230     eBay, Inc.*                                     1,859,946
 14,407     Google, Inc.*                                   1,867,147
 16,235     InfoSpace, Inc.*                                  769,377
108,645     Yahoo! Inc.*                                    3,684,152

            NETWORKING & TELECOM  EQUIPMENT - 19.95%        4,841,026
            ---------------------------------------------------------
 16,995     Cisco Systems, Inc.*                              307,609
 69,830     Juniper Networks, Inc.*                         1,647,988
316,725     Lucent Technologies, Inc.*                      1,004,018
327,295     Nortel Networks Corp.*                          1,112,803
136,520     Sonus Networks, Inc.*                             768,608

            SEMICONDUCTORS - 9.04%                          2,193,735
            ---------------------------------------------------------
 37,385     Broadcom Corp., (Class A)*                      1,020,237
 44,910     Marvell Technology Group Ltd.*                  1,173,498

            SOFTWARE - 7.73%                                1,875,053
            ---------------------------------------------------------
 87,050     TIBCO Software, Inc.*                             740,796
 27,220     Websense, Inc.*                                 1,134,257

            STORAGE DEVICES - 4.09%                           993,594
            ---------------------------------------------------------
 86,100     EMC Corp.*                                        993,594



            TOTAL INVESTMENT SECURITIES - 99.56 %          24,160,640
            ---------------------------------------------------------
            (Cost $25,137,027)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%     105,918
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 24,266,558
            ---------------------------------------------------------
            Equivalent to $5.31 per share


           *Non-income producing

Notes to Schedule of Investments (unaudited)

The following section describes the organization and significant accounting policies and provides more detailed information about the Schedule of Investments for the Berkshire Focus Fund (the "Fund"). This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its risks, expenses and holdings, please see the Fund's most recent prospectus and annual report. Holdings are subject to change with-out notice.

1. Organization

The Berkshire Focus Fund is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation through investments in equity secur-ities.

2. Significant Accounting Policies

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.


ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer has concluded that the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that include-es the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2004


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2004